Income Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
VAT taxes payable		$ 412,385
Income taxes payable	9,858,418	7,478,630
Other taxes payable	7,633	8,109
Total taxes payables	$ 9,866,051	$ 7,899,124